Stock-Based Compensation	12 Months Ended
Jul. 02, 2011
Stock-Based Compensation
Stock-Based Compensation

Note 9 – Stock-Based Compensation

The corporation has various stock option, employee stock purchase and stock award plans. At July 2, 2011, 101.9 million shares were available for future grant in the form of options, restricted shares or stock appreciation rights out of 118.7 million shares originally authorized. The corporation will satisfy the requirement for common stock for share-based payments by issuing shares out of authorized but unissued common stock.

Stock Options The exercise price of each stock option equals the market price of the corporation's stock on the date of grant. Options can generally be exercised over a maximum term of 10 years. Options generally cliff vest and expense is recognized on a straightline basis during the vesting period.

All stock options will be impacted by the spin-off. Option holders will have a choice to continue to hold their options pursuant to their normal terms or to accelerate their vesting on the spin-off date with a six month window to exercise.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model and the following weighted average assumptions:

	2011	2010	2009

Weighted average expected lives	7.2 years	8.0 years	8.0 years

Weighted average risk-free interest rates	2.08%	3.03%	3.1%

Range of risk-free interest rates	1.91 – 2.66%	3.02 – 3.15%	3.1%

Weighted average expected volatility	28.0%	27.2%	22.1%

Range of expected volatility	27.3 – 30.0%	27.2 – 27.6%	22.1%

Dividend yield	2.9%	4.4%	3.0%

The corporation uses historical volatility for a period of time that is comparable to the expected life of the option to determine volatility assumptions.

A summary of the changes in stock options outstanding under the corporation's option plans during 2011 is presented below:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Options outstanding at July 3, 2010	20,036	$15.79	4.7	$16
Granted	2,318	15.49	–	–
Exercised	(3,106)	16.41	–	–
Canceled/expired	(1,436)	14.67	–	–
Options outstanding at July 2, 2011	17,812	$15.73	4.6	$66
Options exercisable at July 2, 2011	12,041	$17.06	2.9	$29

The corporation received cash from the exercise of stock options during 2011 of $51 million. As of July 2, 2011, the corporation had $7.3 million of total unrecognized compensation expense related to stock option plans that will be recognized over the weighted average period of 1.0 years, which does not include the potential impact of the spin-off.

In millions except per share data	2011	2010	2009
Number of options exercisable at end of fiscal year	12,041	13,121	22,721
Weighted average exercise price of options exercisable at end of fiscal year	$17.06	$17.66	$18.13
Weighted average grant date fair value of options granted during the fiscal year	$ 3.42	$ 1.88	$ 2.67
Total intrinsic value of options exercised during the fiscal year	$ 8.0	$ 0.9	$ 0.0
Fair value of options that vested during the fiscal year	$ 4.5	$ 6.3	$ 2.0

Stock Unit Awards Restricted stock units (RSUs) are granted to certain employees to incent performance and retention over periods ranging from one to five years. Upon the achievement of defined parameters, the RSUs are generally converted into shares of the corporation's common stock on a one-for-one basis and issued to the employees. A substantial portion of all RSUs vest solely upon continued future service to the corporation. A small portion of RSUs vest based upon continued future employment and the achievement of certain defined performance measures. The cost of these awards is determined using the fair value of the shares on the date of grant, and compensation is recognized over the period during which the employees provide the requisite service to the corporation. All RSU's will immediately vest upon the completion of the spin-off. A summary of the changes in the stock unit awards outstanding under the corporation's benefit plans during 2011 is presented below:

Shares in thousands	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Nonvested share units at July 3, 2010	9,014	$12.86	1.2	$126
Granted	2,514	15.13	–	–
Vested	(2,858)	14.57	–	–
Forfeited	(947)	14.49	–	–
Nonvested share units at July 2, 2011	7,723	$12.76	1.1	$149
Exercisable share units at July 2, 2011	181	$16.20	2.9	$ 4

As of July 2, 2011, the corporation had $30 million of total unrecognized compensation expense related to stock unit plans that will be recognized over the weighted average period of 1.77 years, which does not include the potential impact of the spin-off.

In millions except per share data	2011	2010	2009
Stock Unit Awards
Fair value of share-based units that vested during the fiscal year	$42	$35	$12
Weighted average grant date fair value of share based units granted during the fiscal year	$15.13	$10.06	$13.73
All Stock-Based Compensation
Total compensation expense	$41	$35	$41
Tax benefit on compensation expense	$15	$13	$12